As filed with the Securities Exchange Commission on July 23, 2001.


                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Pre-Effective Amendment No.
                        Post Effective Amendment No. 119                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 120                            [X]


                        (Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
          (Address of Principal Executive Offices, including zip code)

                                 (626) 852-1033
               Registrant's Telephone Number, including Area Code

                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste 100
                               Glendora, CA 91741

                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                         345 California Street, 29th Fl.
                             San Francisco, CA 94104

It is proposed that this filing will become effective  (check  appropriate box)


             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] On July 30, 2001 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                           DUNCAN-HURST MUTUAL FUNDS

                                 CLASS I SHARES
                          FOR INSTITUTIONAL INVESTORS

                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                TECHNOLOGY FUND
                           INTERNATIONAL GROWTH FUND

                                   PROSPECTUS


                                 JULY 30, 2001



This Prospectus contains important information about investment objectives, strategies, and risks of the Duncan-Hurst family of mutual funds that you should know before you invest in them. Please read it carefully and keep it on file for future reference. This Prospectus describes only the Funds' Class I shares. The Funds offer other classes of shares to eligible investors.


The Funds' investment adviser is Duncan-Hurst Capital Management Inc.


                            DUNCAN-HURST MUTUAL FUNDS
                      C/O FIRSTAR MUTUAL FUND SERVICES, LLC
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
                                 (800) 558-9105
                              WWW.DUNCAN-HURST.COM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Mutual Fund Profile
  Aggressive Growth Fund....................................................   1
  Large Cap Growth-20 Fund..................................................   4
  Technology Fund...........................................................   7
  International Growth Fund.................................................  10

Who may want to invest with the Funds.......................................  13

Which Duncan-Hurst Fund is right for me.....................................  13

Portfolio Turnover..........................................................  14

Investment Adviser..........................................................  14

Performance - Adviser's History.............................................  14

Fund Expenses...............................................................  17

Obtaining Account Information...............................................  17

Minimum Investments.........................................................  18

Investing with Duncan-Hurst Funds
  How to Buy Shares.........................................................  18
  How to Exchange Shares....................................................  20
  How to Sell Shares........................................................  21

Pricing of Fund Shares......................................................  23

Dividends, Capital Gains and Taxes..........................................  23

Multiple Class Information..................................................  24

Financial Highlights........................................................  24

General Information.........................................................  27

Privacy Notice .............................................................

                      DUNCAN-HURST AGGRESSIVE GROWTH FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Aggressive Growth Fund seeks long-term capital growth.

STRATEGY & PHILOSOPHY: MEDIUM-CAP GROWTH EQUITY


The   Aggressive   Growth   Fund   primarily   invests   in  common   stocks  of
medium-capitalization domestic companies. The Fund generally defines medium-capitalization companies as those that fall within the range of the Russell Midcap Index ("Midcap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase will continue to be considered medium-cap companies. As of September 30, 2000, the Midcap Index included companies with market capitalizations between approximately $260 million and $35 billion. It is expected that the range of the Midcap Index will change on a regular basis. The Fund may invest in smaller or larger issuers. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on the U.S. securities market.


The Adviser's investment process identifies companies with accelerating earnings growth, rising relative price strength, and positive company fundamentals. While economic forecasting and industry/sector analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate over an extended period of time. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, change in management and competitive market dynamics.

RISKS TO CONSIDER: INVESTORS SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All  investments,  including  those  in  mutual  funds,  have  risks.  Over  the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds. Finally, the risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability, higher transaction costs, greater possibility of not being able to sell securities on a timely basis and less government supervision and regulation of securities markets.

In particular, stocks of medium-cap companies tend to be more volatile than those of large-cap companies because they can be subject to more abrupt or erratic share price changes. Additionally, medium-size companies typically have less analyst coverage than large-cap companies.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

AGGRESSIVE GROWTH FUND

CALENDAR TOTAL RETURN*

[The following is the bar chart.]

2000: -40.46%

----------
*    The Fund's year-to-date return as of 6/30/01 was -30.18%.

During the period shown in the bar chart, the Fund's highest quarterly return was 10.85% for the quarter ended March 31, 2000 and the lowest quarterly return was -34.09% for the quarter ended December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                 One Year    Since Inception*
                                                 --------    ----------------
Duncan-Hurst Aggressive Growth Fund              -40.46%          3.86%
Russell Midcap Growth Index**                    -11.75%         22.92%

----------
* Class I shares of the Duncan-Hurst Aggressive Growth Fund commenced operations on October 19, 1999.
** The Russell Midcap Growth Index is an index generally representative of the market for U.S. mid-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                 None
Maximum deferred sales charge (load)                             None
Redemption Fee (as a percentage of amount redeemed)*             2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

AGGRESSIVE GROWTH FUND
Management Fees                                                  1.00%
Distribution and Services (12b-1) fees                           0.00%
Other Expenses                                                   0.88%
                                                                -----
Total Annual Fund Operating Expenses                             1.88%
Fee Reduction and/or Expense Reimbursement                      (0.65%)
                                                                ------
NET EXPENSES                                                     1.23%
                                                                =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.23% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst Aggressive Growth Fund        $125     $390     $676     $1,489

PORTFOLIO MANAGER: WILLIAM H. "BEAU" DUNCAN, JR.
William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, is responsible for the day-to-day management of the Aggressive Growth Fund's portfolio. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since founding the firm in 1990. Mr. Duncan has over twenty-six years of investment experience.

                     DUNCAN-HURST LARGE CAP GROWTH-20 FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Large Cap Growth-20 Fund seeks long-term capital growth.

STRATEGY & PHILOSOPHY: CONCENTRATED LARGE-CAP GROWTH

The Large Cap Growth-20 Fund primarily invests in 20-30 common stocks of larger capitalization domestic companies. Under normal market conditions, the Fund will invest at least 75% of its total assets in common stocks of large-capitalization domestic companies. The Fund generally defines larger-capitalization companies as those having a market capitalization of more than $5 billion. However, it is anticipated that this definition may change from time to time, as dictated by the market. The Fund may invest in smaller or larger capitalization issues. The Fund is non-diversified, which means that it may make larger investments in individual companies than a fund that is diversified. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on the U.S. securities market.

The Adviser's investment process identifies companies with accelerating earnings growth, rising relative price strength, and positive company fundamentals. While economic forecasting and industry/sector analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate over an extended period of time. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, change in management and competitive market dynamics.

RISKS TO CONSIDER: INVESTORS SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All  investments,  including  those  in  mutual  funds,  have  risks.  Over  the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds. Finally, the risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability, higher transaction costs, greater possibility of not being able to sell securities on a timely basis and less government supervision and regulation of securities markets.

The  share  price  of  the   Duncan-Hurst   Large  Cap  Growth-20   Fund,  as  a
non-diversified fund, may be more volatile than the share price of a diversified fund.

PERFORMANCE INFORMATION

Because the Fund has been in operation for less than a full calendar year, the total return bar chart and performance table have not been included. Our web site is available to view daily performance and historical performance returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases            None
Maximum deferred sales charge (load)                        None
Redemption Fee (as a percentage of amount redeemed)*        2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.


ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

LARGE CAP GROWTH-20 FUND
Management Fees                                             1.00%
Distribution and Services (12b-1) fees                      0.00%
Other Expenses                                              3.89%
                                                           -----
Total Annual Fund Operating Expenses                        4.89%
Fee Reduction and/or Expense Reimbursement                 (3.66%)
                                                           -----
NET EXPENSES                                                1.23%
                                                           =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.23% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst Large Cap Growth-20 Fund      $125     $390     $676     $1,489

PORTFOLIO MANAGER: DAVID C. MAGEE
David C. Magee, Vice President of the Adviser, is responsible for the day-to-day management of the Large Cap Growth-20 Fund's portfolio. Mr. Magee has managed the large-cap growth equity portfolios of the Adviser's private accounts since December 1995. Mr. Magee joined the Adviser in January 1992 as the Senior Analyst for the small-cap and medium-cap portfolios of the Adviser's private accounts. Mr. Magee has over eighteen years of investment experience.

                          DUNCAN-HURST TECHNOLOGY FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Fund's investment goal is long-term capital growth.

STRATEGY AND PHILOSOPHY: SPECIALTY EQUITY FUND, TECHNOLOGY

The Fund invests in companies that we believe to be best positioned to benefit from the increasing demand for technology and technology-related products and services. We look for companies in industries including technology, communications, and health sciences. The Fund will invest in a portfolio of common stocks of companies that will range in size from larger, well-established companies to smaller, emerging growth companies.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the Adviser believes will benefit from advances or improvements in technology. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on the U.S. securities market. The Fund may sell securities short in an amount up to 33-1/3% of its net assets.

While economic forecasting and industry analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate over an extended period of time. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, management change and competitive market dynamics.

RISKS TO CONSIDER: INVESTORS SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All investments, including those in mutual funds, have risks. Over the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds.

The stocks of small-cap companies tend to be more volatile than those of large-cap companies because they can be subject to more abrupt or erratic share price changes. Finally, the risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability, higher transaction costs, greater possibility of not being able to sell securities on a timely basis and less government supervision and regulation of securities markets.

In particular, the Fund will be subject to more risk because of its concentration of investments in a single sector and within certain segments of the sector. Investments in the technology, communications and health sciences can also fluctuate dramatically due to changes in the regulatory or competitive environments.

The Fund may sell securities short. Selling short is selling a security that the Fund does not own. The Fund borrows a security from a broker, then immediately sells it. Later, the Fund repurchases the security and delivers it to the broker as repayment for the borrowed shares. There is the risk that the price of the stock will go up between the time the Fund borrowed and repurchased the stock, which would result in the Fund losing money.

PERFORMANCE INFORMATION

Because the Fund has been in operation for less than a full calendar year, the total return bar chart and performance table have not been included. Our web site is available to view daily performance and historical performance returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                 None
Maximum deferred sales charge (load)                             None
Redemption Fee (as a percentage of amount redeemed)*             2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

TECHNOLOGY FUND
Management Fees                                                  1.00%
Distribution and Services (12b-1) fees                           0.00%
Other Expenses                                                   3.37%
                                                                -----
Total Annual Fund Operating Expenses                             4.37%
Fee Reduction and/or Expense Reimbursement                      (3.14%)
                                                                -----
NET EXPENSES                                                     1.23%
                                                                =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.23% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst Technology Fund               $125     $390     $676     $1,489

PORTFOLIO MANAGER: WILLIAM H. "BEAU" DUNCAN, JR.
William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, is responsible for the day-to-day management of the Technology Fund's portfolio. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since founding the firm in 1990. Mr. Duncan has over twenty-six years of investment experience.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Fund's investment goal is long-term capital growth.

STRATEGY AND PHILOSOPHY: INTERNATIONAL GROWTH EQUITY

The Fund invests in a diversified portfolio of equity securities of companies primarily located in developed foreign markets. Under normal market conditions, the Fund will invest in equity securities of companies in typically fifteen to twenty-five countries outside of the U.S. The Fund will invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in companies in lesser-developed countries ("emerging markets"), American Depositary Receipts ("ADRs") and securities of foreign companies traded on a U.S. securities market.

The Adviser's investment process identifies companies meeting its investment criteria in the top performing foreign countries. The Adviser conducts individual company analysis on a group of companies that meet the Adviser's standards. It identifies companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. A top-down analysis is conducted to identify the most attractive countries for investment. The resulting portfolio is invested in companies with above average earnings in countries with rising country price strength.

RISKS TO CONSIDER: INVESTOR SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All investments, including those in mutual funds, have risks. Over the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds.

The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. These risks include unfavorable changes in currency exchange rates, economic and political instability, less publicly available information, less strict auditing and financial reporting requirements, less governmental supervision and regulation of securities markets, higher transaction costs, and less liquidity. These risks are more pronounced in the securities of smaller, emerging growth companies.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

INTERNATIONAL GROWTH FUND

CALENDAR TOTAL RETURN*

[The following is the bar chart.]

2000: -25.48%

----------
*    The Fund's year-to-date return as of 6/30/01 was -22.32%.

During the period shown in the bar chart, the Fund's highest quarterly return was 14.00% for the quarter ended March 31, 2000 and the lowest quarterly return was -29.09% for the quarter ended June 30, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                 One Year    Since Inception*
                                                 --------    ----------------
Duncan-Hurst International Growth Fund           -25.48%          24.99%
MSCI EAFE Index**                                -14.17%           3.17%

----------
* Class I shares of the Duncan-Hurst International Growth Fund commenced operations on June 30, 1999.
** The Morgan Stanley Capital International, Inc. (MSCI) EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is an unmanaged index and returns include reinvested dividends.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                 None
Maximum deferred sales charge (load)                             None
Redemption Fee (as a percentage of amount redeemed)*             2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

INTERNATIONAL GROWTH FUND
Management Fees                                                  1.25%
Distribution and Services (12b-1) fees                           0.00%
Other Expenses                                                   1.22%
                                                                -----
Total Annual Fund Operating Expenses                             2.47%
Fee Reduction and/or Expense Reimbursement                      (0.99%)
                                                                -----
NET EXPENSES                                                     1.48%
                                                                =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.48% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst International Growth Fund     $151     $468     $808     $1,768

PORTFOLIO MANAGER: VINCENT WILLYARD, CFA
Vincent Willyard, CFA, Vice President of the Adviser, is responsible for the day-to-day management of the Fund's portfolio. Mr. Willyard has managed the international portfolios of the Adviser's private accounts since 1998. Mr. Willyard joined the Adviser in 1994 and has seven years of investment experience.

WHO MAY WANT TO INVEST WITH THE FUNDS

The Funds may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement.
* Want to add an investment with growth potential to diversify their investment portfolio.
* Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

The Funds may not be appropriate for investors who:

*    Need regular income or stability of principal.
*    Are pursuing a short-term goal or investing emergency reserves.

WHICH DUNCAN-HURST FUND IS RIGHT FOR ME

DUNCAN-HURST AGGRESSIVE GROWTH FUND

The Aggressive Growth Fund invests primarily in medium-cap companies. Medium-cap companies can exhibit attractive investment characteristics. These companies are usually small enough to have more potential growth than the general U.S. economy, are mature enough to have established management and products, and are large enough to have liquid trading markets.

DUNCAN-HURST LARGE CAP GROWTH-20 FUND

The Large Cap Growth-20 Fund is a concentrated portfolio that invests in what we believe to be the greatest opportunities for growth in the large-cap segment of the market. Large-cap companies are generally companies with established management and are deemed less risky.

DUNCAN-HURST TECHNOLOGY FUND

The Technology Fund is a fund that invests in a combination of companies in technology, communications, and health sciences. A concentration of these investments may offer greater opportunities for growth of capital than investments in other industries.

DUNCAN-HURST INTERNATIONAL GROWTH FUND

The International Growth Fund is a fund that invests in non-U.S. companies of all market cap ranges. International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. It can also offer opportunities that are not available domestically. At times, many foreign economies have grown faster than the U.S. economy, and the returns on the investments in these countries have been higher than those of similar U.S. investments, although there are no assurances that these conditions will persist in the future.

PORTFOLIO TURNOVER

While the Funds generally intend to purchase securities for long-term investment rather than short-term gains, each Fund may engage in frequent trading of securities. The portfolio managers may sell a stock when the company's earnings are expected to grow at below-average rates or there has been a change in company fundamentals. Short-term transactions may result from liquidity needs or by reason of economic or other developments not foreseen at the time of the investment decision. The portfolio managers will make purchase and sell decisions when it is believed to be appropriate.

Each Fund anticipates that its portfolio turnover rate will typically exceed 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect a Fund's performance. Under normal market conditions, each Fund will stay fully invested in stocks. However, under very unusual circumstances, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.


INVESTMENT ADVISER

Duncan-Hurst Capital Management Inc., 4365 Executive Drive, Suite 1520, San Diego, CA 92121, is the investment adviser to the Funds. The firm was founded by William H. "Beau" Duncan, Jr. in 1990. The investment adviser currently manages over $3 billion in a variety of growth equity strategies for institutional and individual investors. All portfolio strategies adhere to an investment philosophy that has been consistently applied through many different environments over the past decade. As the investment adviser, Duncan-Hurst Capital Management provides advice on buying and selling securities, furnishes the Funds with office space, and provides certain administrative services and personnel needs. For its services, each Fund pays the investment adviser a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 2001, the Adviser received 0.37% of the Aggressive Growth Fund's average daily net assets, net of waiver. For the fiscal year ended March 31, 2001, the Adviser received 0.26% of the International Growth Fund's average daily net assets, net of waiver. For the same period, the Adviser waived all advisory fees accrued by the Large Cap Growth-20 Fund and the Technology Fund.


PERFORMANCE - ADVISER'S HISTORY

The investment results presented are for composites of all accounts managed by the Adviser with substantially similar investment objectives, policies and strategies to the Funds. These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in Securities and Exchange Commission rules, which differ in certain respects from the methodology used below to calculate the Adviser's performance.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations (for example, liquidity requirements and restrictions on transactions with affiliates) as the Funds or to the same types of expenses that the Funds will pay. These differences might adversely affect the performance figures shown below.

The figures shown represent the performance of the accounts included in the composites. The figures are net of management fees but do not reflect other expenses paid by the accounts included in the composites. The figures include income, reinvestment of capital gains and reflect brokerage commissions. However, these fees and expenses are generally lower than the fees and expenses expected to be paid by the Funds. Higher fees and expenses would have resulted in lower composite performance figures. The indices are not managed and do not pay any fees or expenses. These figures do not predict future performance of the Funds.

DUNCAN-HURST MEDIUM-CAP GROWTH EQUITY

Duncan-Hurst Medium-Cap Growth Equity performance is the equal-weighted composite results of all accounts, excluding two accounts with significant client-directed restrictions, managed by William H. Duncan, Jr. Mr. Duncan has served as the portfolio manager to the Medium-Cap Growth Equity portfolio since its inception on September 30, 1991. The Duncan-Hurst Aggressive Growth Fund is managed using a similar investment strategy.


AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                                                          9/30/91-
                                        1 year      3 years      5 years     7 years      6/30/01
                                        ------      -------      -------     -------      -------
DUNCAN-HURST MEDIUM-CAP
GROWTH FUND                             -53.35%      4.97%        8.35%      17.57%       16.80%
Russell MidCap Growth Index*            -31.51%      6.99%       12.30%      15.79%       13.72%


----------
* The Russell Midcap Growth Index is an index generally representative of the market for U.S. mid-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.

DUNCAN-HURST LARGE-CAP GROWTH EQUITY

Duncan-Hurst Large-Cap Growth Equity performance history is the equal-weighted composite results of all accounts managed by David C. Magee. Mr. Magee has served as the portfolio manager to the Large-Cap Growth Equity portfolio since its inception on December 31, 1995. The Duncan-Hurst Large Cap Growth-20 Fund is managed using a similar investment strategy.


AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                                      12/31/95-
                                         1 Year   3 Years   5 years    6/30/01
                                         ------   -------   -------    -------
DUNCAN-HURST LARGE-CAP GROWTH EQUITY    -32.03%    18.49%    23.35%     23.35%
Russell 1000 Growth Index*              -36.17%     0.68%    11.98%     13.15%


----------
* The Russell 1000 Growth Index is an index generally representative of the market for U.S. large-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.

DUNCAN-HURST TECHNOLOGY

Duncan-Hurst Technology performance history is the equal-weighted composite results of all accounts managed by William H. "Beau" Duncan, Jr. Mr. Duncan has served as the portfolio manager to the Technology portfolio since its inception on June 30, 1999. The Duncan-Hurst Technology Fund is managed using a similar investment strategy.


AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                    6/30/99-
                                         1 Year     6/30/01
                                         ------     -------
DUNCAN-HURST TECHNOLOGY                 -51.20%      11.60%
PSE Technology Index*                   -34.11%       9.98%


----------
* The Pacific Stock Exchange ("PSE") Index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software development, semiconductors, networking, communications, data storage, and processing. The PSE Technology Index is unmanaged and returns include reinvested dividends.

DUNCAN-HURST INTERNATIONAL GROWTH EQUITY

Duncan-Hurst International Growth Equity performance history is the equal-weighted composite results of all accounts managed by Vincent Willyard, CFA. Mr. Willyard has served as the portfolio manager to the International Equity portfolio since its inception on March 31, 1998. The Duncan-Hurst International Growth Fund is managed using a similar investment strategy.

AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                                        3/31/98-
                                                 1 Year    3 Years      6/30/01
                                                 ------    -------      -------
DUNCAN-HURST INTERNATIONAL GROWTH EQUITY        -39.06%     15.40%      16.87%
MSCI EAFE Index*                                -23.84%     -1.34%      -0.91%


----------
* The Morgan Stanley Capital International, Inc. (MSCI) EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is an unmanaged index and returns include reinvested dividends.

FUND EXPENSES

Each Duncan-Hurst Fund is no-load. Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Expense Table. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. The Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursement in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursement is made. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

OBTAINING ACCOUNT INFORMATION

Duncan-Hurst maintains a web site at WWW.DUNCAN-HURST.COM . From the web site, you can view your account and transactions. Our web site is designed to provide you with information on the Funds such as the daily NAV, performance, characteristics, and top ten holdings.

Additionally, you can access information on the Funds twenty-four hours a day, seven days a week by calling Duncan-Hurst Mutual Funds at (800) 558-9105. Shareholders may choose the automated information feature or, during regular business hours (9:00 a.m. to 8:00 p.m. Eastern time, Monday through Friday), speak with a representative.

MINIMUM INVESTMENTS

Class I shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations. You may open a Class I Fund account with $1 million and add to your account at any time with $100,000 or more. The Fund also offers Class R shares. You may open a Class R Fund account with $2,500 and add to your account at any time with $100 or more. The Fund may waive the minimum investment requirements from time to time.

HOW TO BUY SHARES

There are several ways to purchase shares of the Funds. If you have questions about how to invest or about how to complete the Application Form, please call an account representative at (800) 558-9105. PLEASE MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING CLASS I SHARES WHEN YOU PLACE YOUR PURCHASE ORDER. To open an account by wire, call (800) 558-9105 for instructions. After your account is open, you may add to it at any time. The Funds reserve the right to reject any purchase order.

BY MAIL

An account may be opened by sending your completed Accounts Application Form and check made out to "Duncan-Hurst [Fund Name] Fund" for the investment amount. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to send your Accounts Application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. Please send completed Account Application and check to:

FOR REGULAR MAIL DELIVERY:

DUNCAN-HURST MUTUAL FUNDS
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53-201

FOR OVERNIGHT DELIVERY:

DUNCAN-HURST MUTUAL FUNDS
C/O FIRSTART MUTUAL FUNDS SERVICES, LLC
615 E. MICHIGAN STREET, 3RD FLOOR
MILWUAKEE, WI 53202-5207

BY TELEPHONE

After your initial purchase, you may make additional purchases by telephone. Simply call (800) 558-9105 and money can be transferred directly from your bank account (domestic financial institutions only) through the Automated Clearing House (ACH) to purchase Fund shares. The minimum amount you may transfer is $100. To receive the daily net offering price both your purchase order and Electronic Funds Transfer must be received before the close of regular trading on the purchase day.

BY WIRE TRANSFER

To complete a wire transfer, please call (800) 558-9105 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, to obtain an account number from a Duncan-Hurst representative. IT IS IMPORTANT TO CALL AND RECEIVE THIS ACCOUNT NUMBER, BECAUSE IF YOUR WIRE IS SENT WITHOUT IT OR WITHOUT THE NAME OF THE FUND, THERE MAY BE A DELAY IN INVESTING THE MONEY YOU WIRE. You should then ask your bank to wire money to:

FIRSTAR BANK, NA
ABA ROUTING NUMBER 042000013
FOR CREDIT TO FIRSTAR MUTUAL FUND SERVICES, LLC
DDA  #112-952-137
FOR FURTHER CREDIT TO DUNCAN-HURST [FUND NAME] FUND
[SHAREHOLDER NAME AND ACCOUNT NUMBER]

The original, completed Account Application must also be sent to Duncan-Hurst Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Your bank may charge you a fee for sending a wire to the Funds.

ONLINE ACCESS

Account    Applications    and    prospectuses    are   available    online   at
www.duncan-hurst.com. For additional information, please call (800) 558-9105.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition must be consistent with the Fund's objective and otherwise acceptable to the Adviser. For further information, call the Funds at (800) 558-9105.

PURCHASES THROUGH FINANCIAL SERVICE AGENTS

You may purchase shares of the Funds through certain Financial Service Agents, broker-dealers, banks or other intermediaries. These intermediaries may charge for their services. If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. If you place an order for Fund shares through a Financial Service Agent, in accordance with such Financial Service Agent's procedures and such Financial Service Agent then transmits your order to the Transfer Agent before the closing of trading on the NYSE on that day, then your purchase will be processed at the net asset value calculated at the close of trading on the NYSE on that day. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent's procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the Financial Service Agent will be held liable for any resulting fees or losses. If purchasing through a Financial Service Agent, some share classes may not be available for investors.

HOW TO EXCHANGE SHARES

You may exchange your shares between the Duncan-Hurst Funds on any day the NYSE and the Funds are open for business. EXCHANGES MAY ONLY BE MADE BETWEEN FUNDS OF THE SAME CLASS. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Excessive exchanges can disrupt management of the Funds and raise their expenses. The Funds have established a policy that limits excessive exchanges. You are permitted to make four exchanges during any one twelve-month period. The Funds reserve the right to reject any exchange order. The Funds may modify the exchange privilege by giving 60 days written notice to its shareholders.

BY MAIL

You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your exchange request to:

DUNCAN-HURST [FUND NAME] FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

BY TELEPHONE

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (800) 558-9105 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the NYSE and the Funds are open for business either directly to the Fund or through your investment representative. The Funds are intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transactions costs that are borne by all shareholders of that Fund. For this reason, the Funds will assess a 2.00% fee on redemptions of Fund shares purchased and held for less than four months. This fee is paid to the Funds to help offset transaction costs and administrative expenses.

BY MAIL

You may redeem your shares by simply sending a written request to the Funds. You should state the name of the Fund, share class, account name and number, amount of redemption and where to send the proceeds. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

DUNCAN-HURST [FUND NAME] FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

BY TELEPHONE

If you complete the "Redemption by Telephone" portion of the Funds' Account Application, you may redeem all or some of your shares by calling the Funds at
(800) 558-9105 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will normally be mailed on the next business day but no later than seven calendar days to the address that appears on the Transfer Agent's records.

If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. If you sell shares worth more than $25,000, the proceeds will be wired to your bank account. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. You may not use the telephone redemption for retirement plan accounts.

When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Account Application. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

After your account is opened, you may request telephone redemption privileges by calling (800) 558-9105 for instructions. You may have difficulties in making a telephone redemption or exchange during periods of abnormal market activity. If this occurs, you may make your redemption or exchange request in writing.

AUTOMATIC WITHDRAWAL PLAN

You may also make regular withdrawals on an automatic basis. Call (800) 558-9105 for instructions.

Class I shareholders who elect to use this service must maintain a minimum balance of $1 million in order to participate in the Automatic Withdrawal Plan.

REDEMPTIONS IN KIND

The Funds generally will pay sale proceeds in cash. However, in certain situations that make the payment of cash imprudent (to protect the Funds' remaining shareholders) the Funds have the right to pay all or a portion of your redemption proceeds in securities with a market value equal to the redemption price. In the unlikely circumstance your shares were redeemed in kind, you would be responsible to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

GENERAL

To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a certified check, the Funds may delay payment of your redemption proceeds for up to 15 days from purchase or until your check has cleared, whichever occurs first. Additionally, you may not redeem shares by telephone until 15 calendar days after the purchase date of the shares. If you purchased your shares through the Automated Clearing House (ACH), the Funds may delay payment of your redemption proceeds for up to 15 days from purchase or until your check clears, whichever occurs first.

PRICING OF FUND SHARES

The price of a Fund's shares is based on the Fund's net asset value, or NAV. The net asset value of each Fund's shares is calculated as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). This is done by adding up the total value of the Fund's assets, subtracting any of its liabilities, and then dividing by the number of shares outstanding. A Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. A Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.

                 NET ASSET VALUE = TOTAL ASSETS LESS LIABILITIES
                                   -----------------------------
                                   NUMBER OF SHARES OUTSTANDING

The daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares that you own, will give you a dollar value of your investment in the Fund on that day.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund will make annual distributions of dividends and capital gains, if any, usually at the end of the calendar year. Because of its investment strategies, each Fund expects that its distributions will primarily consist of capital gains.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional Fund shares; or (3) receive all distributions in cash or by ACH. If you wish to change your distribution option, write to Firstar Mutual Fund Services, LLC before payment of the distribution. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs. If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

Each Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MULTIPLE CLASS INFORMATION

The Funds offer two classes of shares-the Institutional Class ("Class I") and the Retail Class ("Class R"). While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Before considering an investment in Class R shares, please obtain and read a copy of the Prospectus for Class R shares.

FINANCIAL HIGHLIGHTS

This table shows each Fund's financial performance for the periods shown for its Class I shares. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during the period shown, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accountants. Their report and the Funds' financial statements are included in the Annual Report, which is available upon request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       AGGRESSIVE         LARGE CAP
                                                      AGGRESSIVE       GROWTH FUND      GROWTH-20 FUND
                                                      GROWTH FUND       10/19/99+          6/7/00+
                                                      YEAR ENDED         THROUGH           THROUGH
CLASS I                                                 3/31/01          3/31/00           3/31/01
                                                        -------          -------           -------
Net asset value, beginning of period .........          $ 22.46          $ 11.53           $ 15.48
                                                        -------          -------           -------
INCOME FOR INVESTMENT OPERATIONS:
   Net investment loss .......................            (0.09)           (0.07)            (0.14)
   Net realized and unrealized gain (loss)
    on investments ...........................           (13.55)           11.00             (4.27)
                                                        -------          -------           -------
Total from investment operations .............           (13.64)           10.93             (4.41)
                                                        -------          -------           -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From realized gains .......................            (1.50)              --             (0.70)
                                                        -------          -------           -------
Net asset value, end of period ...............          $  7.32          $ 22.46           $ 10.37
                                                        =======          =======           =======
Total return..................................           (62.80%)          94.80%**         (29.45%)**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions) ......          $  16.6          $  25.3           $   2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed ..             1.88%            2.52%*            4.89%*
   After fees waived and expenses absorbed ...             1.25%            1.25%*            1.25%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed ..            (1.64%)          (2.30%)*          (4.46%)*
   After fees waived and expenses absorbed ...            (1.01%)          (1.03%)*          (0.82%)*
Portfolio turnover rate ......................           434.43%          239.99%**         206.84%**

----------
*    Annualized.
**   Not annualized.
+    Commencement of operations.

                                                                   TECHNOLOGY                        INTERNATIONAL
                                                 TECHNOLOGY           FUND          INTERNATIONAL     GROWTH FUND
                                                    FUND            3/30/00+         GROWTH FUND        6/30/99+
                                                 YEAR ENDED         THROUGH          YEAR ENDED         THROUGH
CLASS I                                            3/31/01          3/31/00            3/31/01          3/31/01
                                                   -------          -------            -------          -------
Net asset value, beginning of period .........     $ 25.89          $ 26.38            $ 21.38          $ 10.00
                                                   -------          -------            -------          -------
INCOME FOR INVESTMENT OPERATIONS:
  Net investment loss ........................       (0.14)           (0.00)++           (0.07)           (0.13)
  Net realized and unrealized gain (loss)
    on investments ...........................      (15.05)           (0.49)             (9.42)           11.51
                                                   -------          -------            -------          -------
Total from investment operations .............      (15.19)           (0.49)             (9.49)           11.38
                                                   -------          -------            -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains ........................       (0.73)              --              (4.49)              --
                                                   -------          -------            -------          -------
Net asset value, end of period ...............     $  9.97          $ 25.89            $  7.40          $ 21.38
                                                   =======          =======            =======          =======
Total return .................................      (59.54%)          (1.86%)**         (48.60%)         113.80%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .......     $   1.4          $   2.2            $  27.1          $  39.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ...        4.37%            6.23%*             2.47%            2.33%*
  After fees waived and expenses absorbed ....        1.23%            1.23%*             1.48%            1.48%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE
 NET ASSETS:
  Before fees waived and expenses absorbed ...       (4.14%)          (5.93%)*           (1.69%)          (2.02%)*
  After fees waived and expenses absorbed ....       (1.00%)          (0.93%)*           (0.70%)          (1.17%)*
Portfolio turnover rate ......................      478.11%           97.84%**          324.24%          161.42%**

----------
*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Amount represents less than $0.01 per share.

                               GENERAL INFORMATION

For more detail on the Funds, you may request the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus. You can also find more information about the Funds' investments in its annual and semi-annual reports to shareholders. These documents discuss market conditions and investment strategies that significantly affected the performance of the Funds during their most recent fiscal period.

For a free copy of reports and the SAI, to request other information and to discuss your questions about the Funds, contact the Funds at:

                        FIRSTAR MUTUAL FUND SERVICES, LLC
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
                            TELEPHONE: (800) 558-9105

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet web site at http://www.sec.gov, or
* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-05037)

                            DUNCAN-HURST MUTUAL FUNDS

                                    ADVISER
                     Duncan-Hurst Capital Management, Inc.
                        4365 Executive Drive, Suite 1520
                              San Diego, CA 92121


                                  DISTRIBUTOR
                         First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                               Phoenix, AZ 85018


                                   CUSTODIAN
                                 UMB Bank, N.A.
                              928 Grand Boulevard
                             Kansas City, MO 64106


                                 TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53102-0707


                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                 LEGAL COUNSEL
                Paul, Hastings, Janofsky & Walker LLP, 29th Fl.
                             345 California Street
                            San Francisco, CA 94014

                           DUNCAN-HURST MUTUAL FUNDS

                                 CLASS R SHARES
                              FOR RETAIL INVESTORS

                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                TECHNOLOGY FUND
                           INTERNATIONAL GROWTH FUND

                                   PROSPECTUS


                                 JULY 30, 2001



This Prospectus contains important information about investment objectives, strategies, and risks of the Duncan-Hurst family of mutual funds that you should know before you invest in them. Please read it carefully and keep it on file for future reference. This Prospectus describes only the Funds' Class R shares. The Funds offer other classes of shares to eligible investors.


The Funds' investment adviser is Duncan-Hurst Capital Management Inc.


                            DUNCAN-HURST MUTUAL FUNDS
                      C/O FIRSTAR MUTUAL FUND SERVICES, LLC
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
                                 (800) 558-9105
                              WWW.DUNCAN-HURST.COM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Mutual Fund Profile
  Aggressive Growth Fund....................................................   1
  Large Cap Growth-20 Fund..................................................   4
  Technology Fund...........................................................   7
  International Growth Fund.................................................  10

Who may want to invest with the Funds.......................................  13

Which Duncan-Hurst Fund is right for me.....................................  13

Portfolio Turnover..........................................................  14

Investment Adviser..........................................................  14

Performance - Adviser's History.............................................  14

Fund Expenses...............................................................  17

12b-1 Fees..................................................................  17

Obtaining Account Information...............................................  18

Minimum Investments.........................................................  18

Investing with Duncan-Hurst Funds
  How to Buy Shares.........................................................  18
  How to Exchange Shares....................................................  20
  How to Sell Shares........................................................  21

Pricing of Fund Shares......................................................  23

Dividends, Capital Gains and Taxes..........................................  24

Multiple Class Information..................................................  24

Financial Highlights........................................................  24

General Information.........................................................  27

Privacy Notice .............................................................

                      DUNCAN-HURST AGGRESSIVE GROWTH FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Aggressive Growth Fund seeks long-term capital growth.

STRATEGY & PHILOSOPHY: MEDIUM-CAP GROWTH EQUITY

The   Aggressive   Growth   Fund   primarily   invests   in  common   stocks  of
medium-capitalization domestic companies. The Fund generally defines medium-capitalization companies as those that fall within the range of the Russell Midcap Index ("Midcap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase will continue to be considered medium-cap companies. As of September 30, 2000, the Midcap Index included companies with market capitalizations between approximately $260 million and $35 billion. It is expected that the range of the Midcap Index will change on a regular basis. The Fund may invest in smaller or larger issuers. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on the U.S. securities market.

The Adviser's investment process identifies companies with accelerating earnings growth, rising relative price strength, and positive company fundamentals. While economic forecasting and industry/sector analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate over an extended period of time. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, change in management and competitive market dynamics.

RISKS TO CONSIDER: INVESTORS SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All  investments,  including  those  in  mutual  funds,  have  risks.  Over  the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds. Finally, the risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability, higher transaction costs, greater possibility of not being able to sell securities on a timely basis and less government supervision and regulation of securities markets.

In particular, stocks of medium-cap companies tend to be more volatile than those of large-cap companies because they can be subject to more abrupt or erratic share price changes. Additionally, medium-size companies typically have less analyst coverage than large-cap companies.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

AGGRESSIVE GROWTH FUND

CALENDAR TOTAL RETURN*

[The following is the bar chart.]

2000: -40.89%

----------
*    The Fund's year-to-date return as of 6/30/01 was -30.22%.

During the period shown in the bar chart, the Fund's highest quarterly return was 10.50% for the quarter ended March 31, 2000 and the lowest quarterly return was -34.21% for the quarter ended December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                   One Year    Since Inception*
                                                   --------    ----------------
Duncan-Hurst Aggressive Growth Fund                -40.89%          10.87%
Russell Midcap Growth Index**                      -11.75%          22.92%

----------
* Class R shares of the Duncan-Hurst Aggressive Growth Fund commenced operations on March 31, 1999.
** The Russell Midcap Growth Index is an index generally representative of the market for U.S. mid-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.


SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                 None
Maximum deferred sales charge (load)                             None
Redemption Fee (as a percentage of amount redeemed)*             2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

AGGRESSIVE GROWTH FUND
Management Fees                                                  1.00%
Distribution and Services (12b-1) fees                           0.25%
Other Expenses                                                   0.88%
                                                                -----
Total Annual Fund Operating Expenses                             2.13%
Fee Reduction and/or Expense Reimbursement                      (0.65%)
                                                                -----
NET EXPENSES                                                     1.48%
                                                                =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.48% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst Aggressive Growth Fund        $151     $468     $808     $1,768

PORTFOLIO MANAGER: WILLIAM H. "BEAU" DUNCAN, JR.
William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, is responsible for the day-to-day management of the Aggressive Growth Fund's portfolio. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since founding the firm in 1990. Mr. Duncan has over twenty-six years of investment experience.

                     DUNCAN-HURST LARGE CAP GROWTH-20 FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Large Cap Growth-20 Fund seeks long-term capital growth.

STRATEGY & PHILOSOPHY: CONCENTRATED LARGE-CAP GROWTH

The Large Cap Growth-20 Fund primarily invests in 20-30 common stocks of larger capitalization domestic companies. Under normal market conditions, the Fund will invest at least 75% of its total assets in common stocks of large-capitalization domestic companies. The Fund generally defines larger-capitalization companies as those having a market capitalization of more than $5 billion. However, it is anticipated that this definition may change from time to time, as dictated by the market. The Fund may invest in smaller or larger capitalization issues. The Fund is non-diversified, which means that it may make larger investments in individual companies than a fund that is diversified. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on the U.S. securities market.

The Adviser's investment process identifies companies with accelerating earnings growth, rising relative price strength, and positive company fundamentals. While economic forecasting and industry/sector analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate over an extended period of time. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, change in management and competitive market dynamics.

RISKS TO CONSIDER: INVESTORS SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All  investments,  including  those  in  mutual  funds,  have  risks.  Over  the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds. Finally, the risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability, higher transaction costs, greater possibility of not being able to sell securities on a timely basis and less government supervision and regulation of securities markets.

The  share  price  of  the   Duncan-Hurst   Large  Cap  Growth-20   Fund,  as  a
non-diversified fund, may be more volatile than the share price of a diversified fund.


PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

LARGE CAP GROWTH-20 FUND

CALENDAR TOTAL RETURN*

[The following is the bar chart.]

2000: -14.15%

----------
*    The Fund's year-to-date return as of 6/30/01 was -21.76%.

During the period shown in the bar chart, the Fund's highest quarterly return was 19.34% for the quarter ended March 31, 2000 and the lowest quarterly return was -22.61% for the quarter ended December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                   One Year    Since Inception*
                                                   --------    ----------------
Duncan-Hurst Large Cap Growth-20 Fund               -14.15%         20.58%
Russell 1000 Growth Index**                         -22.42%         -1.65%

----------
* Class R shares of the Duncan-Hurst Large Cap Growth-20 Fund commenced operations on March 31, 1999.
** The Russell 1000 Growth Index is an index generally representative of the market for U.S. large-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                None
Maximum deferred sales charge (load)                            None
Redemption Fee (as a percentage of amount redeemed)*            2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.


ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

LARGE CAP GROWTH-20 FUND
Management Fees                                                 1.00%
Distribution and Services (12b-1) fees                          0.25%
Other Expenses                                                  3.89%
                                                               -----
Total Annual Fund Operating Expenses                            5.14%
Fee Reduction and/or Expense Reimbursement                     (3.66%)
                                                               -----
NET EXPENSES                                                    1.48%
                                                               =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.48% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst Large Cap Growth-20 Fund      $151     $468     $808     $1,768

PORTFOLIO MANAGER: DAVID C. MAGEE
David C. Magee, Vice President of the Adviser, is responsible for the day-to-day management of the Large Cap Growth-20 Fund's portfolio. Mr. Magee has managed the large-cap growth equity portfolios of the Adviser's private accounts since December 1995. Mr. Magee joined the Adviser in January 1992 as the Senior Analyst for the small-cap and medium-cap portfolios of the Adviser's private accounts. Mr. Magee has over eighteen years of investment experience.

                          DUNCAN-HURST TECHNOLOGY FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Fund's investment goal is long-term capital growth.

STRATEGY AND PHILOSOPHY: SPECIALTY EQUITY FUND, TECHNOLOGY

The Fund invests in companies that we believe to be best positioned to benefit from the increasing demand for technology and technology-related products and services. We look for companies in industries including technology, communications, and health sciences. The Fund will invest in a portfolio of common stocks of companies that will range in size from larger, well-established companies to smaller, emerging growth companies.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the Adviser believes will benefit from advances or improvements in technology. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on the U.S. securities market. The Fund may sell securities short in an amount up to 33-1/3% of its net assets.

While economic forecasting and industry analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate over an extended period of time. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, management change and competitive market dynamics.

RISKS TO CONSIDER: INVESTORS SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All investments, including those in mutual funds, have risks. Over the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds.

The stocks of small-cap companies tend to be more volatile than those of large-cap companies because they can be subject to more abrupt or erratic share price changes. Finally, the risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability, higher transaction costs, greater possibility of not being able to sell securities on a timely basis and less government supervision and regulation of securities markets.

In particular, the Fund will be subject to more risk because of its concentration of investments in a single sector and within certain segments of the sector. Investments in the technology, communications and health sciences can also fluctuate dramatically due to changes in the regulatory or competitive environments.

The Fund may sell securities short. Selling short is selling a security that the Fund does not own. The Fund borrows a security from a broker, then immediately sells it. Later, the Fund repurchases the security and delivers it to the broker as repayment for the borrowed shares. There is the risk that the price of the stock will go up between the time the Fund borrowed and repurchased the stock, which would result in the Fund losing money.


PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

TECHNOLOGY FUND

CALENDAR TOTAL RETURN*

[The following is the bar chart.]

2000: -32.29%

----------
*    The Fund's year-to-date return as of 6/30/01 was -23.70%.

During the period shown in the bar chart, the Fund's highest quarterly return was 22.01% for the quarter ended March 31, 2000 and the lowest quarterly return was -36.73% for the quarter ended December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                   One Year    Since Inception*
                                                   --------    ----------------
Duncan-Hurst Technology Fund                        -32.29%         33.49%
PSE Technology Index**                              -16.22%         23.08%

----------
* Class R shares of the Duncan-Hurst Technology Fund commenced operations on September 30, 1999.
** The Pacific Stock Exchange ("PSE") Index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software development, semiconductors, networking, communications, data storage, and processing. The PSE Technology Index is unmanaged and returns include reinvested dividends.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                None
Maximum deferred sales charge (load)                            None
Redemption Fee (as a percentage of amount redeemed)*            2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.


ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

TECHNOLOGY FUND
Management Fees                                                 1.00%
Distribution and Services (12b-1) fees                          0.25%
Other Expenses                                                  3.37%
                                                               -----
Total Annual Fund Operating Expenses                            4.62%
Fee Reduction and/or Expense Reimbursement                     (3.14%)
                                                               -----
NET EXPENSES                                                    1.48%
                                                               =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.48% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst Technology Fund               $151     $468     $808     $1,768

PORTFOLIO MANAGER:  WILLIAM H. "BEAU" DUNCAN, JR.
William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, is responsible for the day-to-day management of the Technology Fund's portfolio. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since founding the firm in 1990. Mr. Duncan has over twenty-six years of investment experience.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

GOAL: LONG-TERM CAPITAL GROWTH

The Fund's investment goal is long-term capital growth.

STRATEGY AND PHILOSOPHY: INTERNATIONAL GROWTH EQUITY

The Fund invests in a diversified portfolio of equity securities of companies primarily located in developed foreign markets. Under normal market conditions, the Fund will invest in equity securities of companies in typically fifteen to twenty-five countries outside of the U.S. The Fund will invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in companies in lesser-developed countries ("emerging markets"), American Depositary Receipts ("ADRs") and securities of foreign companies traded on a U.S. securities market.

The Adviser's investment process identifies companies meeting its investment criteria in the top performing foreign countries. The Adviser conducts individual company analysis on a group of companies that meet the Adviser's standards. It identifies companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. A top-down analysis is conducted to identify the most attractive countries for investment. The resulting portfolio is invested in companies with above average earnings in countries with rising country price strength.

RISKS TO CONSIDER: INVESTOR SHOULD EXPECT ABOVE-AVERAGE VOLATILITY

All investments, including those in mutual funds, have risks. Over the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. As a result, there is a risk that you could lose money on your investment in the Fund. Return on an investment can also be affected by changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that a strategy used by the Adviser may fail to produce the intended result. The Fund's investment approach could fall out of favor with the investing public, which could result in lagging performance versus other types of stock funds.

The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. These risks include unfavorable changes in currency exchange rates, economic and political instability, less publicly available information, less strict auditing and financial reporting requirements, less governmental supervision and regulation of securities markets, higher transaction costs, and less liquidity. These risks are more pronounced in the securities of smaller, emerging growth companies.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund's total return for the last calendar year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

INTERNATIONAL GROWTH FUND

CALENDAR TOTAL RETURN*

[The following is the bar chart.]

2000: -25.60%

----------
*    The Fund's year-to-date return as of 6/30/01 was -22.03%.

During the period shown in the bar chart, the Fund's highest quarterly return was 13.85% for the quarter ended March 31, 2000 and the lowest quarterly return was -16.77% for the quarter ended December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                   One Year    Since Inception*
                                                   --------    ----------------
Duncan-Hurst International Growth Fund              -25.60%         25.17%
MSCI EAFE Index**                                   -14.17%          3.17%

----------
* Class R shares of the Duncan-Hurst International Growth Fund commenced operations on June 30, 1999.
** The Morgan Stanley Capital International, Inc. (MSCI) EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is an unmanaged index and returns include reinvested dividends.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                None
Maximum deferred sales charge (load)                            None
Redemption Fee (as a percentage of amount redeemed)*            2.00%

----------
* The redemption fee applies only to those shares that you have held for four months or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

INTERNATIONAL GROWTH FUND
Management Fees                                                 1.25%
Distribution and Services (12b-1) fees                          0.25%
Other Expenses                                                  1.22%
                                                               -----
Total Annual Fund Operating Expenses                            2.72%
Fee Reduction and/or Expense Reimbursement                     (0.99%)
                                                               -----
NET EXPENSES                                                    1.73%
                                                               =====


----------
* The Adviser has contractually agree to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 1.73% for the Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class R shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                           One      Three    Five      Ten
                                           Year     Years    Years    Years
                                           ----     -----    -----    -----
Duncan-Hurst International Growth Fund     $176     $545     $939     $2,041

PORTFOLIO MANAGER: VINCENT WILLYARD, CFA
Vincent Willyard, CFA, Vice President of the Adviser, is responsible for the day-to-day management of the Fund's portfolio. Mr. Willyard has managed the international portfolios of the Adviser's private accounts since 1998. Mr. Willyard joined the Adviser in 1994 and has seven years of investment experience.

WHO MAY WANT TO INVEST WITH THE FUNDS

The Funds may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement.
* Want to add an investment with growth potential to diversify their investment portfolio.
* Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

The Funds may not be appropriate for investors who:

*    Need regular income or stability of principal.
*    Are pursuing a short-term goal or investing emergency reserves.

WHICH DUNCAN-HURST FUND IS RIGHT FOR ME

DUNCAN-HURST AGGRESSIVE GROWTH FUND

The Aggressive Growth Fund invests primarily in medium-cap companies. Medium-cap companies can exhibit attractive investment characteristics. These companies are usually small enough to have more potential growth than the general U.S. economy, are mature enough to have established management and products, and are large enough to have liquid trading markets.

DUNCAN-HURST LARGE CAP GROWTH-20 FUND

The Large Cap Growth-20 Fund is a concentrated portfolio that invests in what we believe to be the greatest opportunities for growth in the large-cap segment of the market. Large-cap companies are generally companies with established management and are deemed less risky.

DUNCAN-HURST TECHNOLOGY FUND

The Technology Fund is a fund that invests in a combination of companies in technology, communications, and health sciences. A concentration of these investments may offer greater opportunities for growth of capital than investments in other industries.

DUNCAN-HURST INTERNATIONAL GROWTH FUND

The International Growth Fund is a fund that invests in non-U.S. companies of all market cap ranges. International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. It can also offer opportunities that are not available domestically. At times, many foreign economies have grown faster than the U.S. economy, and the returns on the investments in these countries have been higher than those of similar U.S. investments, although there are no assurances that these conditions will persist in the future.

PORTFOLIO TURNOVER

While the Funds generally intend to purchase securities for long-term investment rather than short-term gains, each Fund may engage in frequent trading of securities. The portfolio managers may sell a stock when the company's earnings are expected to grow at below-average rates or there has been a change in company fundamentals. Short-term transactions may result from liquidity needs or by reason of economic or other developments not foreseen at the time of the investment decision. The portfolio managers will make purchase and sell decisions when it is believed to be appropriate.

Each Fund anticipates that its portfolio turnover rate will typically exceed 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect a Fund's performance. Under normal market conditions, each Fund will stay fully invested in stocks. However, under very unusual circumstances, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.


INVESTMENT ADVISER

Duncan-Hurst Capital Management Inc., 4365 Executive Drive, Suite 1520, San Diego, CA 92121, is the investment adviser to the Funds. The firm was founded by William H. "Beau" Duncan, Jr. in 1990. The investment adviser currently manages over $3 billion in a variety of growth equity strategies for institutional and individual investors. All portfolio strategies adhere to an investment philosophy that has been consistently applied through many different environments over the past decade. As the investment adviser, Duncan-Hurst Capital Management provides advice on buying and selling securities, furnishes the Funds with office space, and provides certain administrative services and personnel needs. For its services, each Fund pays the investment adviser a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 2001, the Adviser received 0.37% of the Aggressive Growth Fund's average daily net assets, net of waiver. For the fiscal year ended March 31, 2001, the Adviser received 0.26% of the International Growth Fund's average daily net assets, net of waiver. For the same period, the Adviser waived all advisory fees accrued by the Large Cap Growth-20 Fund and the Technology Fund.


PERFORMANCE - ADVISER'S HISTORY

The investment results presented are for composites of all accounts managed by the Adviser with substantially similar investment objectives, policies and strategies to the Funds. These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in Securities and Exchange Commission rules, which differ in certain respects from the methodology used below to calculate the Adviser's performance.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations (for example, liquidity requirements and restrictions on transactions with affiliates) as the Funds or to the same types of expenses that the Funds will pay. These differences might adversely affect the performance figures shown below.

The figures shown represent the performance of the accounts included in the composites. The figures are net of management fees but do not reflect other expenses paid by the accounts included in the composites. The figures include income, reinvestment of capital gains and reflect brokerage commissions. However, these fees and expenses are generally lower than the fees and expenses expected to be paid by the Funds. Higher fees and expenses would have resulted in lower composite performance figures. The indices are not managed and do not pay any fees or expenses. These figures do not predict future performance of the Funds.

DUNCAN-HURST MEDIUM-CAP GROWTH EQUITY

Duncan-Hurst Medium-Cap Growth Equity performance is the equal-weighted composite results of all accounts, excluding two accounts with significant client-directed restrictions, managed by William H. Duncan, Jr. Mr. Duncan has served as the portfolio manager to the Medium-Cap Growth Equity portfolio since its inception on September 30, 1991. The Duncan-Hurst Aggressive Growth Fund is managed using a similar investment strategy.


AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                                                      9/30/91-
                                    1 year      3 years      5 years     7 years      6/30/01
                                    ------      -------      -------     -------      -------
DUNCAN-HURST MEDIUM-CAP
GROWTH FUND                         -53.35%      4.97%        8.35%      17.57%       16.80%
Russell MidCap Growth Index (1)     -31.51%      6.99%       12.30%      15.79%       13.72%

----------
* The Russell Midcap Growth Index is an index generally representative of the market for U.S. mid-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.


DUNCAN-HURST LARGE-CAP GROWTH EQUITY

Duncan-Hurst Large-Cap Growth Equity performance history is the equal-weighted composite results of all accounts managed by David C. Magee. Mr. Magee has served as the portfolio manager to the Large-Cap Growth Equity portfolio since its inception on December 31, 1995. The Duncan-Hurst Large Cap Growth-20 Fund is managed using a similar investment strategy.


AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                                      12/31/95-
                                    1 Year     3 Years     5 years     6/30/01
                                    ------     -------     -------     -------
DUNCAN-HURST LARGE-CAP
GROWTH EQUITY                       -32.03%     18.49%     23.35%      23.35%
Russell 1000 Growth Index*          -36.17%      0.68%     11.98%      13.15%


----------
* The Russell 1000 Growth Index is an index generally representative of the market for U.S. large-cap growth stocks. The Index is unmanaged and returns include reinvested dividends.

DUNCAN-HURST TECHNOLOGY

Duncan-Hurst Technology performance history is the equal-weighted composite results of all accounts managed by William H. "Beau" Duncan, Jr. Mr. Duncan has served as the portfolio manager to the Technology portfolio since its inception on June 30, 1999. The Duncan-Hurst Technology Fund is managed using a similar investment strategy.

AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                               6/30/99-
                                    1 Year     6/30/01
                                    ------     -------
DUNCAN-HURST TECHNOLOGY             -51.20%     11.60%
PSE Technology Index*               -34.11%      9.98%

----------
* The Pacific Stock Exchange ("PSE") Index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software development, semiconductors, networking, communications, data storage, and processing. The PSE Technology Index is unmanaged and returns include reinvested dividends.

DUNCAN-HURST INTERNATIONAL GROWTH EQUITY

Duncan-Hurst International Growth Equity performance history is the equal-weighted composite results of all accounts managed by Vincent Willyard, CFA. Mr. Willyard has served as the portfolio manager to the International Equity portfolio since its inception on March 31, 1998. The Duncan-Hurst International Growth Fund is managed using a similar investment strategy.

AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2001

                                                            3/31/98-
                                    1 Year     3 Years      6/30/01
                                    ------     -------      -------
DUNCAN-HURST INTERNATIONAL
GROWTH EQUITY                       -39.06%     15.40%      16.87%
MSCI EAFE Index*                    -23.84%     -1.34%      -0.91%


----------
* The Morgan Stanley Capital International, Inc. (MSCI) EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is an unmanaged index and returns include reinvested dividends.

FUND EXPENSES

Each Duncan-Hurst Fund is no-load. Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Expense Table. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. The Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursement in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursement is made. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

RULE 12B-1 FEES

Each Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Class R shares and for services provided to its shareholders. The distribution and service fee is 0.25% of a Fund's average daily net assets which is payable to the Adviser, as Distribution Coordinator. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment in Class R shares of the Funds and may cost you more than paying other types of sales charges.

OBTAINING ACCOUNT INFORMATION

Duncan-Hurst maintains a web site at WWW.DUNCAN-HURST.COM . From the web site, you can view your account and transactions. Our web site is designed to provide you with information on the Funds such as the daily NAV, performance, characteristics, and top ten holdings.

Additionally, you can access information on the Funds twenty-four hours a day, seven days a week by calling Duncan-Hurst Mutual Funds at (800) 558-9105. Shareholders may choose the automated information feature or, during regular business hours (9:00 a.m. to 8:00 p.m. Eastern time, Monday through Friday), speak with a representative.

MINIMUM INVESTMENTS

You may open a Class R Fund account with $2,500 and add to your account at any time with $100 or more. Automatic investment plans allow you to open a Fund account with $250 and add to your account with $100 or more. You may open a retirement plan account with $2,000 and add to your account with $100 or more. The Fund may waive the minimum investment requirements from time to time.

HOW TO BUY SHARES

There are several ways to purchase shares of the Funds. If you have questions about how to invest or about how to complete the Application Form, please call an account representative at (800) 558-9105. PLEASE MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING CLASS R SHARES WHEN YOU PLACE YOUR PURCHASE ORDER. To open an account by wire, call (800) 558-9105 for instructions. After your account is open, you may add to it at any time. The Funds reserve the right to reject any purchase order.

BY MAIL

An account may be opened by sending your completed Accounts Application Form and check made out to "Duncan-Hurst [Fund Name] Fund" for the investment amount. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to send your Accounts Application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. Please send completed Account Application and check to:

FOR REGULAR MAIL DELIVERY:

DUNCAN-HURST MUTUAL FUNDS
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53-201

FOR OVERNIGHT DELIVERY:

DUNCAN-HURST MUTUAL FUNDS
C/O FIRSTART MUTUAL FUNDS SERVICES, LLC
615 E. MICHIGAN STREET, 3RD FLOOR
MILWUAKEE, WI 53202-5207

BY TELEPHONE

After your initial purchase, you may make additional purchases by telephone. Simply call (800) 558-9105 and money can be transferred directly from your bank account (domestic financial institutions only) through the Automated Clearing House (ACH) to purchase Fund shares. The minimum amount you may transfer is $100. To receive the daily net offering price both your purchase order and Electronic Funds Transfer must be received before the close of regular trading on the purchase day.

BY WIRE TRANSFER

To complete a wire transfer, please call (800) 558-9105 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, to obtain an account number from a Duncan-Hurst representative. IT IS IMPORTANT TO CALL AND RECEIVE THIS ACCOUNT NUMBER, BECAUSE IF YOUR WIRE IS SENT WITHOUT IT OR WITHOUT THE NAME OF THE FUND, THERE MAY BE A DELAY IN INVESTING THE MONEY YOU WIRE. You should then ask your bank to wire money to:

FIRSTAR BANK, NA
ABA ROUTING NUMBER 042000013
FOR CREDIT TO FIRSTAR MUTUAL FUND SERVICES, LLC
DDA #112-952-137
FOR FURTHER CREDIT TO DUNCAN-HURST [FUND NAME] FUND
[SHAREHOLDER NAME AND ACCOUNT NUMBER]

The original, completed Account Application must also be sent to Duncan-Hurst Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Your bank may charge you a fee for sending a wire to the Funds.

AUTOMATIC INVESTMENT PLAN

You may make regular investments through automatic periodic deductions from your bank checking or savings account. If you wish to invest on a periodic basis, when opening your Fund account, complete the Automatic Investment Plan section of the Account Application and mail it to the Fund at the address provided previously. Current shareholders may choose at any time to enroll in the Automatic Investment Plan. Call (800) 558-9105 for instructions.

ONLINE ACCESS

Account    Applications    and    prospectuses    are   available    online   at
www.duncan-hurst.com. For additional information, please call (800) 558-9105.

PURCHASES THROUGH FINANCIAL SERVICE AGENTS

You may purchase shares of the Funds through certain Financial Service Agents, broker-dealers, banks or other intermediaries. These intermediaries may charge for their services. If you are investing through a Financial Service Agent, such as Charles Schwab, Fidelity, TD Waterhouse, or E*TRADE, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. If you place an order for Fund shares through a Financial Service Agent, in accordance with such Financial Service Agent's procedures and such Financial Service Agent then transmits your order to the Transfer Agent before the closing of trading on the NYSE on that day, then your purchase will be processed at the net asset value calculated at the close of trading on the NYSE on that day. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent's procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the Financial Service Agent will be held liable for any resulting fees or losses. If purchasing through a financial service agent, some share classes may not be available for investors.

HOW TO EXCHANGE SHARES

You may exchange your shares between the Duncan-Hurst Funds on any day the NYSE and the Funds are open for business. EXCHANGES MAY ONLY BE MADE BETWEEN FUNDS OF THE SAME CLASS. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Excessive exchanges can disrupt management of the Funds and raise their expenses. The Funds have established a policy that limits excessive exchanges. You are permitted to make four exchanges during any one twelve-month period. The Funds reserve the right to reject any exchange order. The Funds may modify the exchange privilege by giving 60 days written notice to its shareholders.

BY MAIL

You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your exchange request to:

DUNCAN-HURST [FUND NAME] FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

BY TELEPHONE

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (800) 558-9105 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the NYSE and the Funds are open for business either directly to the Fund or through your investment representative. The Funds are intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transactions costs that are borne by all shareholders of that Fund. For this reason, the Funds will assess a 2.00% fee on redemptions of Fund shares purchased and held for less than four months. This fee is paid to the Funds to help offset transaction costs and administrative expenses.

BY MAIL

You may redeem your shares by simply sending a written request to the Funds. You should state the name of the Fund, share class, account name and number, amount of redemption and where to send the proceeds. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

DUNCAN-HURST [FUND NAME] FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

BY TELEPHONE

If you complete the "Redemption by Telephone" portion of the Funds' Account Application, you may redeem all or some of your shares by calling the Funds at
(800) 558-9105 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will normally be mailed on the next business day but no later than seven calendar days to the address that appears on the Transfer Agent's records.

If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Firstar will assess a $15.00 wiring fee. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. You may not use the telephone redemption for retirement plan accounts.

When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Account Application. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

After your account is opened, you may request telephone redemption privileges by calling (800) 558-9105 for instructions. You may have difficulties in making a telephone redemption or exchange during periods of abnormal market activity. If this occurs, you may make your redemption or exchange request in writing.

AUTOMATIC WITHDRAWAL PLAN

You may also make regular withdrawals on an automatic basis. If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your fund account must have a value of at least $10,000 in order to participate in this Plan. This Plan may be terminated at any time by the Funds. You may also elect to terminate your participation in this Plan at any time by writing to the Transfer Agent.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

REDEMPTIONS IN KIND

The Funds generally will pay sale proceeds in cash. However, in certain situations that make the payment of cash imprudent (to protect the Funds' remaining shareholders) the Funds have the right to pay all or a portion of your redemption proceeds in securities with a market value equal to the redemption price. In the unlikely circumstance your shares were redeemed in kind, you would be responsible to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

GENERAL

To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a certified check, the Funds may delay payment of your redemption proceeds for up to 15 days from purchase or until your check has cleared, whichever occurs first. Additionally, you may not redeem shares by telephone until 15 calendar days after the purchase date of the shares. If you purchased your shares through the Automated Clearing House (ACH), the Funds may delay payment of your redemption proceeds for up to 15 days from purchase or until your check clears, whichever occurs first.

PRICING OF FUND SHARES

The price of a Fund's shares is based on the Fund's net asset value, or NAV. The net asset value of each Fund's shares is calculated as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). This is done by adding up the total value of the Fund's assets, subtracting any of its liabilities, and then dividing by the number of shares outstanding. A Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. A Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.

                 NET ASSET VALUE = TOTAL ASSETS LESS LIABILITIES
                                   -----------------------------
                                   NUMBER OF SHARES OUTSTANDING

The daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares that you own, will give you a dollar value of your investment in the Fund on that day.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund will make annual distributions of dividends and capital gains, if any, usually at the end of the calendar year. Because of its investment strategies, each Fund expects that its distributions will primarily consist of capital gains.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional Fund shares; or (3) receive all distributions in cash or by ACH. If you wish to change your distribution option, write to Firstar Mutual Fund Services, LLC before payment of the distribution. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs. If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

Each Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MULTIPLE CLASS INFORMATION

The Funds offer two classes of shares-the Institutional Class ("Class I") and the Retail Class ("Class R"). While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for investment advisory services. Accordingly, the core investment advisory expenses do not vary by class.

FINANCIAL HIGHLIGHTS

This table shows each Fund's financial performance for the periods shown for its Class R shares. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during the period shown, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accountants. Their report and the Funds' financial statements are included in the Annual Report, which is available upon request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               LARGE CAP      LARGE CAP
                                                               AGGRESSIVE      AGGRESSIVE      GROWTH-20      GROWTH-20
                                                              GROWTH FUND     GROWTH FUND         FUND           FUND
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
CLASS R                                                         3/31/01         3/31/00         3/31/01        3/31/00
                                                                -------         -------         -------        -------
Net asset value, beginning of period ..................         $ 22.40         $ 10.00         $ 19.31        $ 10.00
                                                                -------         -------         -------        -------
INCOME FOR INVESTMENT OPERATIONS:
   Net investment loss ................................           (0.l7)          (0.l4)          (0.l5)         (0.08)
   Net realized and unrealized gain (loss)
    on investments ....................................          (13.46)          12.54           (8.11)          9.39
                                                                -------         -------         -------        -------
Total from investment operations ......................          (13.63)          12.40           (8.26)          9.31
                                                                -------         -------         -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From realized gains ................................           (1.50)          --              (0.70)            --
                                                                -------         -------         -------        -------
Net asset value, end of period ........................         $  7.27         $ 22.40         $ 10.35        $ 19.31
                                                                =======         =======         =======        =======
Total return ..........................................          (62.93%)        124.00%         (43.55%)        93.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions) ...............         $   4.8         $   11.2        $   1.4        $  2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed ...........            2.13%           2.77%           5.14%         17.40%
   After fees waived and expenses absorbed ............            1.50%           1.50%           1.50%          1.48%

RATIO OF NET INVESTMENT LOSS TO AVERAGE
 NET ASSETS:
   Before fees waived and expenses absorbed ...........           (1.89%)         (2.55%)         (4.71%)       (17.08%)
   After fees waived and expenses absorbed ............           (1.26%)         (1.28%)         (1.07%)        (1.16%)

Portfolio turnover rate ...............................          434.43%         239.99%         206.84%        247.49%

                                                                             TECHNOLOGY                     INTERNATIONAL
                                                              TECHNOLOGY        FUND        INTERNATIONAL    GROWTH FUND
                                                                 FUND          9/30/99+      GROWTH FUND       6/30/99+
                                                              YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
CLASS R                                                         3/31/01        3/31/00          3/31/01        3/31/01
                                                                -------        -------          -------        -------
Net asset value, beginning of period ..................         $ 25.89        $ 10.00          $ 21.43        $ 10.00
                                                                -------        -------          -------        -------
INCOME FOR INVESTMENT OPERATIONS:
  Net investment loss .................................           (0.28)         (0.06)           (0.l5)         (0.07)
  Net realized and unrealized gain (loss)
    on investments ....................................          (14.94)         15.95            (9.33)         11.50
                                                                -------        -------          -------        -------
  Total from investment operations ....................          (15.22)         15.89            (9.48)         11.43
                                                                -------        -------          -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains .................................           (0.73)            --            (4.49)            --
                                                                -------        -------          -------        -------
Net asset value, end of period ........................         $  9.94        $ 25.89          $  7.46        $ 21.43
                                                                =======        =======          =======        =======
   Total return .......................................          (59.64%)       158.90%**        (48.36%)       114.30%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ................         $   1.8        $   5.3          $   2.0        $   8.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ............            4.62%          6.48%*           2.72%          2.58%*
  After fees waived and expenses absorbed .............            1.48%          1.48%*           1.73%          1.73%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE
 NET ASSETS:
  Before fees waived and expenses absorbed ............           (4.39%)        (6.18%)*         (1.94%)        (2.27%)*
  After fees waived and expenses absorbed .............           (1.25%)        (1.18%)*         (0.95%)        (1.42%)*

Portfolio turnover rate ...............................          478.11%         97.84%**        324.24%        161.42%**

----------
*    Annualized.
**   Not annualized.
+    Commencement of operations.

                              GENERAL INFORMATION

For more detail on the Funds, you may request the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus. You can also find more information about the Funds' investments in its annual and semi-annual reports to shareholders. These documents discuss market conditions and investment strategies that significantly affected the performance of the Funds during their most recent fiscal period.

For a free copy of reports and the SAI, to request other information and to discuss your questions about the Funds, contact the Funds at:

                        FIRSTAR MUTUAL FUND SERVICES, LLC
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
                            TELEPHONE: (800) 558-9105

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet web site at http://www.sec.gov, or
* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-05037)

                            DUNCAN-HURST MUTUAL FUNDS

                                    ADVISER
                     Duncan-Hurst Capital Management, Inc.
                        4365 Executive Drive, Suite 1520
                              San Diego, CA 92121


                                  DISTRIBUTOR
                         First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                               Phoenix, AZ 85018


                                   CUSTODIAN
                                 UMB Bank, N.A.
                              928 Grand Boulevard
                             Kansas City, MO 64106


                                 TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53102-0707


                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Fl.
                            San Francisco, CA 94014

                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 30, 2001


                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                          DUNCAN-HURST TECHNOLOGY FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND
                                    SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                              4365 EXECUTIVE DRIVE
                                   SUITE 1520
                               SAN DIEGO, CA 92121
                                 (800) 558-9105


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectuses dated July 30, 2001, as may be revised, of the Duncan-Hurst Large Cap Growth-20 Fund ("Large Cap Growth Fund"), the Duncan-Hurst Aggressive Growth Fund ("Aggressive Growth Fund"), the Duncan-Hurst Technology Fund ("Technology Fund") and the Duncan-Hurst International Growth Fund ("International Growth Fund"), series of
Professionally Managed Portfolios (the "Trust"). The Large Cap Growth Fund, Aggressive Growth Fund, Technology Fund and International Growth Fund are referred to herein collectively as the " Duncan-Hurst Capital Management Inc. (the "Adviser") is the investment adviser to the Funds. A copy of the Funds' Prospectuses are available by calling the number listed above.


                                TABLE OF CONTENTS

THE TRUST...............................................................     B-2
INVESTMENT OBJECTIVES AND POLICIES......................................     B-2
INVESTMENT RESTRICTIONS.................................................    B-18
DISTRIBUTIONS AND TAX INFORMATION.......................................    B-19
TRUSTEES AND EXECUTIVE OFFICERS.........................................    B-23
THE FUNDS' INVESTMENT ADVISER...........................................    B-24
THE FUNDS' ADMINISTRATOR................................................    B-25
THE FUNDS' DISTRIBUTOR..................................................    B-26
EXECUTION OF PORTFOLIO TRANSACTIONS.....................................    B-27
PORTFOLIO TURNOVER......................................................    B-30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................    B-30
DETERMINATION OF SHARE PRICE............................................    B-33
PERFORMANCE INFORMATION.................................................    B-34
GENERAL INFORMATION.....................................................    B-36
FINANCIAL STATEMENTS....................................................    B-38
APPENDIX................................................................    B-39

                                    THE TRUST

     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds. Duncan-Hurst Capital Management Inc. ("the Adviser") is the Funds' investment adviser.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses of the Funds and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                       INVESTMENT OBJECTIVES AND POLICIES

     Each Fund has the investment objective of seeking long-term growth of capital. Each Fund, other than the Large Cap Growth Fund, is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the f total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. The Large Cap Growth Fund is nondiversified, which under the Investment Company Act of 1940 ("1940 Act") means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. In addition, the Fund may invest more than 25% of its assets in what may be considered a single industry sector.


     The  following  information   supplements  the  discussion  of  the  Funds'
investment objectives and policies as set forth in their Prospectuses. There can be no guarantee that the objective of any Fund will be attained.

GLOSSARY OF PERMITTED INVESTMENTS

     PREFERRED STOCK. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     SMALL AND MEDIUM COMPANY. The securities of small and medium-sized companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group. These risks are more pronounced in the securities of small-sized companies that they are in the securities of medium-sized companies.

     CONVERTIBLE SECURITIES AND WARRANTS. Each Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

     INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with a Fund's management of daily cash positions. In addition to the advisory and operations fees a Fund bears directly in connection with its operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

     FOREIGN INVESTMENTS AND CURRENCIES. Each Fund, other than the International Growth Fund, may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The International Growth Fund will invest a minimum of 65% of its net assets in such securities. Each Fund may also invest in American Depositary Receipts (ADRs") and securities of foreign issuers that are traded on a national securities market, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see "Forward Currency Contracts," below).

     AMERICAN DEPOSITARY RECEIPTS. Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. Each Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect a Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a seve period, could have potential adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. Each Fund and the Adviser are working with providers of services to the Fund in the areas of clearance and settlement of trade in an effect to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

     MARKET CHARACTERISTICS. The Adviser expects that many foreign securities in which a Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund's foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     EMERGING MARKETS. Some of the securities in which a Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

     OPTIONS AND FUTURES STRATEGIES. Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, each Fund may engage in the purchase and sale of stock index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

     Each Fund will engage in such transactions only to hedge existing positions and not for the purposes of speculation or leverage. A Fund will not engage in such options or futures transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions.

     OPTIONS ON SECURITIES. To hedge against adverse market shifts, each Fund may purchase put and call options on securities held in its portfolio. In addition, each Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

     Each Fund may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, the Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

     Each Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

     In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, a Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

     OTC OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Adviser and verified in appropriate cases.

     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

     Each Fund may purchase and write OTC put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of each Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. Each Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, each Fund will count as illiquid only the initial formula price minus the option's intrinsic value.

     Each Fund will enter into such contracts only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which a Fund enters into repurchase agreements.

     STOCK INDEX OPTIONS. In seeking to hedge all or a portion of its investment, each Fund may purchase and write put and call options on stock indices listed on securities exchanges, which indices include securities held in the Fund's portfolio.

     A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

     When a Fund writes an option on a securities index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain while the option is open.

     Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although each Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Fund desires to engage in such a transaction.

     RISKS RELATING TO PURCHASE AND SALE OF OPTIONS ON STOCK INDICES. Purchase and sale of options on stock indices by a Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event the Adviser is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

     Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be each Fund's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indices such as the S&P 500 or upon narrow-based stock indices. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. Each Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

     The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit an amount of cash or U.S. Government securities generally equal to 10% or less of the contract v This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. Each Fund does not use leverage when it enters into long futures or options contracts; the Fund segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

     Each Fund may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Each Fund intends to comply with CFTC regulations and avoid "commodity pool operator" or "commodity trading advisor" status. These regulations require that each Fund use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. Each Fund currently does not intend to engage in transactions in futures contracts or options thereon for speculation, but will engage in such transactions only for bona fide hedging purposes.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

     Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund's portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts by each Fund is subject to the ability of the Adviser to predict correctly movements in the direction of the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     LIQUIDITY OF FUTURES CONTRACTS. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and the Fund realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although each Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

     In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     RISKS AND SPECIAL CONSIDERATIONS OF OPTIONS ON FUTURES CONTRACTS. The use of options on stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

     The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although each Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

     Each Fund's purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated market trends by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

     Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by a Fund. Each Fund's ability to make such investments, therefore, may result in an increase in the Fund's portfolio activity and thereby may result in the payment of additional transaction costs.

SWAP CONTRACTS

     TYPES OF SWAPS. Swaps are a specific type of OTC derivative involving privately negotiated agreements with a trading counterparty. Each Fund may use the following (i) Long equity swap contracts: where a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) Short equity swap contacts: where a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) Contracts for differences: equity swaps that contain both a long and short equity component.

     USES. Each Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Fund; (ii) anticipatory purchase hedging purposes - where a Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where a Fund expects significant demand for redemptions and enters into short equity swap contracts to allow it to dispose of securities in a more orderly fashion (iv) direct investment - where a Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; (v) risk management - where a Fund uses equity swap contracts to adjust the weight of a Fund to a level the Adviser feels is the optimal exposure to individual markets, sectors and equities.

     LIMITATIONS ON USE. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of a Fund.

     RISKS RELATED TO SWAPS. Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. Each Fund can use swaps for many purposes, including hedging and investment gain. Each Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets, and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than the risks associated with investing directly in securities and other more traditional investments.

     Swaps are subject to a number of risks described elsewhere in this section, including management risk, liquidity risk and the credit risk of the counterparty to the swaps contract. Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counterparty to the swap contract. Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     CREDIT AND COUNTERPARTY RISK. If the counterparty to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, a Fund could lose money on its investment.

     LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which a Fund values them. Each Fund is subject to liquidity risk, particularly with respect to the use of swaps.

     MANAGEMENT RISK. As noted above, the Adviser may also fail to use swaps effectively. For example, the Adviser may choose to hedge or not to hedge at inopportune times. This will adversely affect a Fund's performance.

     FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act (the "1940 Act").

     BORROWING. Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33- 1/3% of the value of its total assets at the time of such borrowings. The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities in an amount not exceeding 33-1/3% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to a Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of each Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the "Code").

     ILLIQUID SECURITIES. Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     WHEN-ISSUED SECURITIES. Each Fund may from time to time purchase securities on a "when- issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset v The market value of the when-issued securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. A Fund will segregate liquid securities equal in value to commitments for when-issued securities.

     SHORT SALES. Each Fund is authorized to make short sales of securities. In a short sale, a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by a Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     A Fund also must put in a segregated account an amount of cash or securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. For the Technology Fund, the dollar amount of short sales (not including short sales against-the-box) may not exceed 33-1/3% of the net assets of the Fund at the time of entering into the short sale and may not exceed 50% of the net assets of the Fund at any time.

     SHORT-TERM INVESTMENTS. Each Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectuses, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

     GOVERNMENT OBLIGATIONS. Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government
National Mortgage Association ("GNMA"), Export- Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of that Fund's outstanding voting securities as defined in the 1940 Act. Each Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except from banks. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate in a joint or joint and several basis in a securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5.  Invest  25% or more of the  market  value of its  total  assets  in the securities  of  companies  engaged  in any one  industry.  (Does  not  apply  to investment in the securities of the U.S. Government, its agencies or instrumentalities.) This investment restriction does not apply to the Large Cap Growth Fund and has not been adopted by that Fund.

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer and may not hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) This investment restriction does not apply to the Large Cap Growth Fund and has not been adopted by that Fund.

     Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

     8. Invest in any issuer for purposes of exercising control or management

     9. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

     10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     11. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectuses or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectuses. Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of each Fund's investment policies, it is expected that dividends from domestic corporations may be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders.
However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

     Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     If more than 50% in value of the total assets of the International Growth Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

     Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     Any security or other position entered into or held by a Fund that substantially diminishes a Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

     Certain forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

     Each Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     This discussion and the related discussion in the Prospectuses have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's administrator); Vice President and Secretary, First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor); Vice President, Advisors Series Trust; Trustee, Managers Funds.

Dorothy A. Berry, 08/12/43 Chairman and Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President, Robert H. Wadsworth & Associates, Inc., ICA and FFD; Vice President, Advisors Series Trust; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

----------
*    Indicates an "interested person" of the Trust as defined in the 1940 Act.


     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust for the calendar year ended December 31, 2000. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee                              Total Annual Compensation
---------------                              -------------------------
Dorothy A. Berry                                      $25,000
Wallace L. Cook                                       $20,000
Carl A. Froebel                                       $20,000
Rowley W.P. Redington                                 $20,000

     During the fiscal year ended March 31, 2001, Trustees's fees and expenses in the amount of $5,861, $3,277, $3,286 and $6,029 were allocated to the Aggressive Growth Fund, Large Cap Growth-20 Fund, Technology Fund and
International Growth Fund, respectively. As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund.


                          THE FUNDS' INVESTMENT ADVISER

     As stated in the Prospectuses, investment advisory services are provided to the Funds by Duncan-Hurst Capital Management Inc., the Adviser, pursuant to Investment Advisory Agreements. After its initial two year term, each Investment

Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     For the fiscal year ended March 31, 2001, the Large Cap Growth Fund accrued $43,531 in advisory fees, all of which was waived by the Adviser. For the same period, the Adviser reimbursed the Fund an additional $115,001 in expenses. For the fiscal year ended March 31, 2000, the Large Cap Growth Fund accrued $8,027 in advisory fees, all of which was waived by the Adviser. For the same period, the Adviser reimbursed the Fund an additional $119,957 in expenses.

     For the fiscal year ended March 31, 2001, the Aggressive Growth Fund accrued $292,695 in advisory fees, of which $184,415 was waived by the Adviser. For the fiscal year ended March 31, 2000, the Aggressive Growth Fund accrued $130,315 in advisory fees, all of which was waived by the Adviser. For the same period, the Adviser reimbursed the Fund an additional $36,580 in expenses.

     For the fiscal year ended March 31, 2001, the International Growth Fund accrued $508,040 in advisory fees, of which $400,564 was waived by the Adviser. For the period June 30, 1999 through March 31, 2000, the International Growth Fund accrued $276,680 in advisory fees, of which $187,219 was waived by the Adviser.

     For the fiscal year ended March 31, 2001, the Technology Fund accrued $59,406 in advisory fees, all of which was waived by the Adviser. For the same period, the Adviser reimbursed the Fund an additional $126,676 in expenses. For the period September 30, 1999 through March 31, 2000, the Technology Fund accrued $10,159 in advisory fees, all of which was waived by the Adviser. For the same period, the Adviser reimbursed the Fund an additional $41,135 in expenses.


                            THE FUNDS' ADMINISTRATOR

     Investment Company Administration, LLC (the "Administrator") acts as administrator for the Funds. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. FMFS provides one or more of its core administration, transfer agency, fund accounting, distribution and custodial services to over 250 mutual fund complexes comprised of 800 fund portfolios with an aggregate market value of approximately $130 billion. The
Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' ability to sell shares in all states where they currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator.

     For its services, the Administrator receives a monthly fee from each Fund. This fee is calculated based on the total average daily net assets of all the Funds and then allocated among the Funds based on each Fund's relative daily net assets. The annual rates are as follows:

First $75 million                  0.20%* of average daily net assets
Next $75 million                   0.15%  of average daily net assets
Next $50 million                   0.10%  of average daily net assets
Thereafter                         0.05%  of average daily net assets

----------
*    Subject to a minimum fee of $35,000 per Fund.


     For the fiscal year ended March 31, 2001, the Administrator received fees of $33,471, $58,522, $77,584 and $30,898 from the Large Cap Growth Fund,
Aggressive Growth Fund, International Growth Fund and Technology Fund, respectively.


     For the fiscal year ended March 31, 2000, the Administrator received fees of $27,616 and $43,806 from the Large Cap Growth Fund and the Aggressive Growth Fund, respectively. For the period June 30, 1999 through March 31, 2000, the Administrator received fees of $50,045 from the International Growth Fund. For the period September 30, 1999 through March 31, 2000, the Administrator received fees of $10,000 from the Technology Fund.

                             THE FUNDS' DISTRIBUTOR

     First Fund Distributors, Inc., (the "Distributor"), a corporation owned and controlled by Messrs. Wadsworth, Paggioli and Banhazl, acts as the Funds' principal underwriter in a continuous public offering of each Fund's shares. After its initial two year term, the Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund to which the Distribution Agreement applies (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act that permits the Funds to pay distribution fees for the sale and distribution of its Class R shares. The Plan provides that each Fund will pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of each Fund's Class R shares. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution related activity.


     For the fiscal year ended March 31, 2001, the Large Cap Growth Fund paid fees of $4,953 under its Plan, of which $2,792 was paid out as selling compensation to dealers, $476 was for reimbursement of printing, postage and office expenses, $142 was for reimbursement of advertising and marketing materials expenses; $1,537 was for public relations expenses; and $6 was for miscellaneous other expenses.

     For the fiscal year ended March 31, 2001, the Aggressive Growth Fund paid fees of $22,225 under its Plan, of which $12,531 was paid out as selling compensation to dealers, $2,134 was for reimbursement of printing, postage and office expenses, $637 was for reimbursement of advertising and marketing materials expenses; $6,895 was for public relations expenses; and $28 was for miscellaneous other expenses.

     For the fiscal year ended March 31, 2001, the International Growth Fund paid fees of $11,042 under its Plan, of which $6,098 was paid out as selling compensation to dealers, $951 was for reimbursement of printing, postage and office expenses, $354 was for reimbursement of advertising and marketing materials expenses; $3,623 was for public relations expenses; and $16 was for miscellaneous other expenses.

     For the fiscal year ended March 31, 2001, the Technology Fund paid fees of $10,177 under its Plan, of which $5,577 was paid out as selling compensation to dealers, $889 was for reimbursement of printing, postage and office expenses, $313 was for reimbursement of advertising and marketing materials expenses; $3,385 was for public relation expenses; and $13 was for miscellaneous other expenses.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreements, the Adviser determines which securities are to be purchased and sold by each Fund and which brokers and dealers will be used to execute a Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the Adviser's opinion, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Where possible, transactions are effected with dealers (including banks) that specialize in the types of securities a Fund will hold, unless better executions are available elsewhere. Transactions with market-makers include a "spread" between the market-maker's bid and asked prices and may also include a markup from the asked price (in the case of a purchase) or markdown from the bid price (in the case of a sale). Transactions with other dealers may also include such a markup or markups. Each Fund may also buy securities directly from issuers or from underwriters in public offerings. Purchases from underwriters include a "spread" between the public offering price and the discounted price paid by the underwriter to the issuer.

     In placing portfolio transactions, the Adviser uses its best efforts to choose a broker or dealer that will provide the most favorable price and execution available (known as "best execution"). In assessing a broker's or dealer's ability to provide such price and execution, the Adviser will consider a broad range of factors, including the difficulty of executing the particular transaction, the d risk in positioning a block of securities, the clearance, settlement, and other operational capabilities of the broker or dealer generally and in connection with securities of the type involved, the b or dealer's ability and willingness to commit its capital to facilitate transactions (by participating for its own account); the broker's or dealer's ability and willingness to commit its capital to facilitate transactions (by participating for its own account); the broker's or dealer's reliability, integrity and financial stability; and the importance of speed or confidentiality in the particular transaction.

     Where the Adviser determines that more than one broker can provide best execution, the Adviser may also consider whether one or more of such brokers has provided or is willing to provide "research," services or products to the Adviser, even if the commissions a Fund will pay are higher than the lowest commission available. This is known as paying for those services or products with "soft dollars." Because "research" services or products may benefit the Adviser, the Adviser may be considered to have a conflict of interest in allocating brokerage business, including an incentive to cause a Fund to effect more transactions than it might otherwise do. A federal statute protects investment advisers from liability for such conflicts of interest as long as, among other things, the adviser determines in good faith that the commissions paid are reasonable in light of the value of both the brokerage services and the research acquired. For these purposes, "research" includes all services or products the Adviser uses to lawfully and appropriately assist it in discharging its investment advisory duties. Examples of the types of research services and products the Adviser may acquire include economic surveys, data and analyses; financial publications; recommendations or other information about particular companies and industries (through research reports and otherwise); financial database software and services, analytical software and computer hardware used in investment analysis and decision making. The Adviser may use soft dollars from a Fund's securities transactions to acquire research services or products that are not directly useful to a Fund and that may be useful to the Adviser in advising other clients.

     In selecting brokers and dealers the Adviser may also consider whether a broker or dealer has paid or is willing to pay expenses that a Fund would otherwise bear in recognition of transaction business. This use of a Fund's soft dollars does not generally involve a conflict of interest on the Adviser's part, except to the extent it reduces Fund expenses that the Adviser might otherwise be obligated to consider it appropriate to defray out of its own resources.

     The Adviser may consider the extent to which a broker or dealer has sold Fund shares in determining whether to use that broker or dealer for portfolio transactions. The Funds do not use the Distributor to execute portfolio transactions.

     The Adviser manages a number of accounts with substantially the same objectives as the Funds' and other accounts with objectives that are similar in some respects to those of the Funds. As a result, purchases and sales of the same security are often acceptable and desirable for a Fund and for other accounts the Adviser manages at the same time. The Adviser attempts to allocate transaction and investment opportunities among the Funds and its clients on an equitable basis, considering each account's objectives, programs, limitations and capital available for investment. However, transactions for such other accounts could differ in substance, timing and amount from transactions for the Funds. To the extent a Fund and other accounts seek to acquire the same security simultaneously, the Fund may not be able to acquire as large a portion of the security as it desires, or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell a security at the same time sales are being made for other of the Adviser's clients. When a Fund and one or more of such accounts seek to buy or sell the same security simultaneously, each day's transactions in the security will be allocated among the Funds and the other accounts in a manner the Adviser deems equitable, generally based on order size, each participating account will receive the average price and will bear a proportionate share of all transactions costs, based on the size of that account's order. This could have a detrimental effect on the price or value the Funds receive in transactions. However, it is believed that over time the Funds' ability to participate in volume transactions and a systematic approach to allocating transaction opportunities is equitable and results in better overall executions for the Funds.


     For the fiscal year ended March 31, 2001, the Large Cap Growth Fund paid $7,124 in brokerage commissions with respect to portfolio transactions. Of such amount $3,438 was paid to firms for research, statistical or other services provided to the Adviser. For the fiscal year ended March 31, 2000, the Large Cap Growth Fund paid $1,005 in brokerage commissions with respect to portfolio transactions. Of such amount $410 was paid to firms for research, statistical or other services provided to the Adviser.

     For the fiscal year ended March 31, 2001, the Aggressive Growth Fund paid $134,070 in brokerage commissions with respect to portfolio transactions. Of such amount $37,703 was paid to firms for research, statistical or other services provided to the Adviser. For the fiscal year ended March 31, 2000, the Aggressive Growth Fund paid $8,914 in brokerage commissions with respect to portfolio transactions. Of such amount $4,513 was paid to firms for research, statistical or other services provided to the Adviser.

     For the fiscal year ended March 31, 2001, the International Growth Fund paid $622,515 in brokerage commissions with respect to portfolio transactions. Of such amount $206,355 was paid to firms for research, statistical or other services provided to the Adviser. For the period June 30, 1999 through March 31, 2000, the International Growth Fund paid $292,239 in brokerage commissions with respect to portfolio transactions. Of such amount $116,384 was paid to firms for research, statistical or other services provided to the Adviser.

     For the fiscal year ended March 31, 2001, the Technology Growth Fund paid $17,905 in brokerage commissions with respect to portfolio transactions. Of such amount $13,865 was paid to firms for research, statistical or other services provided to the Adviser. For the period September 30, 1999 through March 31, 2000, the Technology Fund paid $268 in brokerage commissions with respect to portfolio transactions. Of such amount $20 was paid to firms for research, statistical or other services provided to the Adviser.

                               PORTFOLIO TURNOVER


     Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended March 31, 2001 and 2000, the Large Cap Growth Fund had a portfolio turnover rate of 206.84% and 247.49%, respectively. For the fiscal years ended March 31, 2001 and 2000, the Aggressive Growth Fund had a portfolio turnover rate of 434.43% and 239.99%, respectively. For the fiscal year ended March 31, 2001 and the period June 30, 1999 through March 31, 2000, the International Growth Fund has a portfolio turnover rate of 324.24% and 161.42%, respectively. For the fiscal year ended March 31, 2001 and the period September 30, 1999 through March 31, 2000, the Technology Fund had a portfolio turnover rate of 478.11% and 97.84%, respectively. As a result of volatility in the equity markets during the fiscal year ended March 31, 2001, all of the Funds, other than the Large Cap Growth Fund, had higher rates of portfolio turnover than in the prior fiscal year.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectuses regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

BUYING SHARES BY PAYMENT IN KIND

     In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. For further information, call the Fund at (800) 558-9105.

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Funds' Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments and the redemption fee for certain fiduciary and retirement plan accounts, for employees of the Adviser or under circumstances where certain economies can be achieved in sales of a Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. Each Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

     Payments to shareholders for Fund shares redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Funds' Prospectuses, except that each Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

SELLING SHARES DIRECTLY TO THE FUNDS

     Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

     If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF PROCEEDS

     Each Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectuses, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets).

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectuses, the net asset value of shares of a Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of shares on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing each Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on Nasdaq are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on

Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which each Fund's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Adviser may determine to be appropriate.

     The net asset value per share of Class R and Class I shares of the Funds are calculated separately. The net asset value of each class of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. The net asset value of Class R shares and Class I shares will generally differ because they have different expenses.

                             PERFORMANCE INFORMATION

     From time to time, each Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on a Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time.

     Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index, Russell Midcap Index, Russell 1000 Growth Index, Russell MidCap Growth Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T) = ERV

Where: P   = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted
       T   = average annual total return
       n   = number of years
       ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


     The average total return for the Class R shares of the Funds for the period ended March 31, 2001 are as follows:

                                            One Year          Life of Fund*
                                            --------          -------------
Large Cap Growth Fund                       -43.55%                4.40%
Aggressive Growth Fund                      -62.93%               -8.84%
International Growth Fund                   -48.36%                6.04%
Technology Fund                             -59.64%                2.96%

----------
*    The  commencement  dates for  Class R shares  of the Funds are as  follows:
     Large Cap Growth Fund- March 31, 1999; Aggressive Growth Fund-March 31, 1999; International Growth Fund-June 30, 1999; and Technology Fund-September 30, 1999.

     The average total return for the Class I shares of the Funds for the period ended March 31, 2001 are as follows.

                                            One Year          Life of Fund*
                                            --------          -------------
Large Cap Growth Fund                          N/A               -29.45%
Aggressive Growth Fund                      -62.80%              -19.88%
International Growth Fund                   -48.60%                5.62%
Technology Fund                             -59.54%               60.06%

----------
*    The  commencement  dates for  Class I shares  of the Funds are as  follows:
     Large Cap Growth F June 7, 2000; Aggressive Growth Fund-October 19, 1999; International Growth Fund-June 30, 1999; and Technology Fund-March 30, 2000.

     Certain fees and expenses of both classes of the Funds have been waived or reimbursed from inception through March 31, 2001. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


                               GENERAL INFORMATION

     Investors  in the Funds will be informed of each  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     UMB Bank, N.A. acts as Custodian of the securities and other assets of the Funds. Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, acts as the Funds' transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103 are the independent auditors for the Funds.

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Funds.


     The following owned of record or beneficially or of record more than 5% of the Large Cap Growth Fund's outstanding Class R voting securities as of July 2, 2001. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

Charles Schwab, San Francisco, CA 94104 - 40.41%
Duncan Hurst Capital Mg., Glendora, CA 91741 - 7.07%*
Orthopedic Specialists PA PS, Wilmington, DE 19807 - 5.89%
Christopher B. Bjork, Palo Also, CA 94030 - 5.14%

     On July 2, 2001, Homestead Mining Deferred, Minneapolis, MN 55480 owned of record 100.00% of the Large Cap Growth Fund's outstanding Class I voting securities.

     The following owned of record or beneficially or of record more than 5% of the Aggressive Growth Fund's outstanding Class R voting securities as of July 2, 2001:

Charles Schwab, San Francisco, CA 94104 - 50.78%
Frederik T. Bjork, Palo, Alto, CA 94030 - 6.98%
John R. Burgis, Petaluma, CA 94954 - 5.76%

     The following owned of record or beneficially or of record more than 5% of the Aggressive Growth Fund's outstanding Class I voting securities as of July 2, 2001:

Brybank & Co., Bryan, TX 77805 - 5.13%
University of North Texas Foundation Inc., Chicago, IL 60675 - 22.93% Lindquist & Vennum PLLP & PSP IRA, Minneapolis, MN 55402 - 11.13%
Pension Fund of Locals #794/819, Valley Stream, NY 11580 - 7.69%
Ingersoll and Company, Des Moines, IA 50306 - 12.77%
Johnson Machinery, Los Angeles, CA 90051 - 9.11%
National Investor Services Corp., New York, NY 10041 - 6.38%

     The following owned of record or beneficially or of record more than 5% of the International Growth Fund's outstanding Class R voting securities as of July 2, 2001:

Charles Schwab, San Francisco, CA 94104 - 60.43%
Donaldson Lufkin Jenrette, Jersey City, NJ 07303 - 8.61%

     The following owned of record or beneficially or of record more than 5% of the International Growth Fund's outstanding Class I voting securities as of July 2, 2001:

Evangelical Covenant Church Retirement Plan, Chicago, IL 60625 - 46.61% AMFAC Pension Plan, Chicago, IL 60690 - 10.38%
Mather Lifeways, Evanston, IL 60201 - 33.54%
JMB Realty Employees Plan, Chicago, IL 60611 - 8.33%

     The following owned of record or beneficially or of record more than 5% of the Technology Fund's outstanding Class R voting securities as of July 2, 2001:

Charles Schwab, San Francisco, CA 94104 - 26.28%
Richard M. Burdge Trust, Rancho Santa Fe, CA 92067 - 10.50%
Steven & Karen Schievelbein TTEE, Newport Beach, CA 92660 - 7.32%
Duncan Hurst Capital Mgt., San Diego, CA 92121 - 5.95%
James A. Carmack, Palos Verdes Estates, CA 90275 - 5.36%

     The following owned of record or beneficially or of record more than 5% of the Technology Fund's outstanding Class I voting securities as of July 2, 2001:

Emily Hall Tremaine Foundation, Meriden, CT 06450 - 65.47%
Richard Burdge Trust, Rancho Santa Fe, CA 92067 - 22.53%
Raymond Pfeister, Bronxville, NY 10708 - 12.74%


     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of

Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

     The Boards of the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.


                              FINANCIAL STATEMENTS

     The annual reports to shareholders for the Funds for the fiscal year ended March 31, 2001 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1 -- Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 -- Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C

ITEM 23. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen stock certificate (6)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement with Star Bank, NA (5)
     (8)  (1)  Form  of   Administration   Agreement  with  Investment   Company
               Administration, LLC (3)
          (2)  (a)  Fund  Accounting   Service   Agreement  with  American  Data
                    Services (5)
          (2)  (b)  Transfer  Agency and Service  Agreement  with  American Data
                    Services (5)
          (3)  Transfer  Agency and Fund Accounting  Agreement with  Countrywide
               Fund Services (4)
          (4)  Transfer  Agency  Agreement with Provident  Financial  Processing
               Corporation (10)
     (9)  Opinion of counsel
          (a)  Large Cap Growth-20 Fund (7)
          (b)  Aggressive Growth Fund (7)
          (c)  International Growth Fund (9)
          (d)  Technology Fund (9)
     (10) Consent of Auditors
     (11) Not applicable
     (12) No undertaking in effect
     (13) Rule 12b-1 Plan (2)
     (14) Not applicable
     (15) Not applicable
     (16) (a)  Code of Ethics-Duncan-Hurst Capital Management, Inc. (9)
          (b)  Code of Ethics-First Fund Distributors, Inc. (8)

----------
(1) Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
(7) Incorporated by reference from Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on March 31, 1999.
(8) Incorporated by reference from Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on July 19, 2000.
(9) Incorporated by reference from Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A, filed on July 28, 2000.
(10) To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-36309.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

     Advisors Series Trust
     Brandes Investment Trust
     Fleming Mutual Fund Group, Inc.
     Fremont Mutual Funds, Inc.
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Funds Trust
     PIC Investment Trust
     Purisima Funds Trust
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group, Inc.
     Investors Research Fund, Inc.
     Harding, Loevner Funds, Inc.
     Investec Funds
     The Dessauer Global Equity Fund
     Trust for Investment Managers
     TIFF Investment Program, Inc.
     SAMCO Funds, Inc.
     FFTW Funds, Inc.
     TT International U.S.A. Master Trust
     Builders Fixed Income Fund, Inc.

First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth          President & Treasurer
         Eric Banhazl                 Vice President
         Steven J. Paggioli           Vice President & Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Glendora in the State of California on July 20, 2001.


                                  PROFESSIONALLY MANAGED PORTFOLIOS

                                  By /s/ Steven J. Paggioli
                                     ---------------------------------
                                     Steven J. Paggioli
                                     President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli                  Trustee                    July 20, 2001
---------------------------------
Steven J. Paggioli


/s/ Robert M. Slotky                    Principal Financial        July 20, 2001
---------------------------------       Officer
Robert M. Slotky


Dorothy A. Berry                        Trustee                    July 20, 2001
---------------------------------
*Dorothy A. Berry


Wallace L. Cook                         Trustee                    July 20, 2001
---------------------------------
*Wallace L. Cook


Carl A. Froebel                         Trustee                    July 20, 2001
---------------------------------
*Carl A. Froebel


Rowley W. P. Redington                  Trustee                    July 20, 2001
---------------------------------
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     -------------------------------------
     Steven J. Paggioli, Attorney-in-Fact
     under powers of attorney as filed
     with Post-Effective Amendment No. 20
     to the Registration Statement filed
     on May 17, 1995

                                    EXHIBITS

Exhibit No.                Description
-----------                -----------
99B.10                     Consent of Auditors